                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Comstock Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Value Index and the Standard and Poor's 500(R) Index from 12/31/97 through 12/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN COMSTOCK
                                                        FUND              RUSSELL 1000(R) VALUE INDEX       S&P 500(R) INDEX
                                                 -------------------      ---------------------------       ----------------
12/97                                                    9424                        10000                        10000
                                                         9523                         9858                        10111
                                                        10087                        10522                        10840
                                                        10627                        11166                        11395
                                                        10676                        11240                        11510
                                                        10432                        11074                        11312
                                                        10489                        11216                        11771
                                                        10196                        11018                        11646
                                                         9024                         9378                         9962
                                                         9862                         9916                        10600
                                                        10592                        10685                        11462
                                                        11094                        11182                        12157
12/98                                                   11320                        11563                        12857
                                                        11292                        11655                        13395
                                                        10947                        11491                        12979
                                                        11094                        11729                        13498
                                                        12353                        12824                        14021
                                                        12424                        12683                        13690
                                                        12454                        13051                        14449
                                                        11897                        12669                        13999
                                                        11554                        12199                        13929
                                                        11191                        11773                        13547
                                                        11743                        12450                        14404
                                                        11506                        12353                        14697
12/99                                                   11590                        12412                        15563
                                                        11292                        12008                        14781
                                                        10188                        11116                        14501
                                                        11641                        12472                        15919
                                                        11748                        12326                        15440
                                                        12387                        12456                        15124
                                                        11888                        11887                        15496
                                                        12094                        12036                        15254
                                                        12802                        12706                        16200
                                                        13251                        12822                        15345
                                                        14269                        13137                        15280
                                                        14137                        12649                        14075
12/00                                                   15287                        13283                        14144
                                                        15509                        13334                        14646
                                                        15350                        12964                        13311
                                                        15028                        12505                        12467
                                                        16108                        13119                        13436
                                                        16535                        13413                        13526
                                                        16156                        13116                        13197
                                                        16229                        13088                        13067
                                                        15455                        12564                        12249
                                                        13975                        11680                        11260
                                                        14258                        11579                        11475
                                                        15017                        12252                        12356
12/01                                                   15014                        12541                        12464
                                                        15033                        12444                        12282
                                                        14832                        12464                        12047
                                                        15538                        13054                        12500
                                                        14753                        12606                        11742
                                                        14724                        12669                        11656
                                                        13369                        11942                        10825
                                                        11951                        10832                         9982
                                                        12213                        10914                        10047
                                                        10784                         9700                         8955
                                                        11447                        10419                         9744
                                                        12627                        11075                        10317
12/02                                                   12073                        10594                         9711
                                                        11789                        10338                         9457
                                                        11564                        10062                         9315
                                                        11526                        10079                         9405
                                                        12459                        10966                        10180
                                                        13431                        11674                        10717
                                                        13653                        11820                        10853
                                                        13742                        11996                        11045
                                                        14146                        12183                        11259
                                                        14123                        12064                        11140
                                                        14657                        12802                        11770
                                                        14805                        12976                        11874
12/03                                                   15813                        13775                        12497
                                                        16210                        14018                        12726
                                                        16725                        14318                        12903
                                                        16356                        14193                        12708
                                                        16197                        13846                        12509
                                                        16207                        13987                        12680
                                                        16613                        14318                        12927
                                                        16363                        14116                        12499
                                                        16523                        14317                        12550
                                                        16990                        14539                        12685
                                                        17160                        14780                        12879
                                                        18001                        15528                        13400
12/04                                                   18591                        16048                        13857
                                                        18039                        15763                        13519
                                                        18511                        16285                        13803
                                                        18357                        16062                        13559
                                                        18155                        15774                        13302
                                                        18397                        16154                        13725
                                                        18409                        16331                        13744
                                                        18835                        16803                        14256
                                                        18672                        16730                        14125
                                                        18654                        16965                        14240
                                                        18502                        16534                        14002
                                                        19204                        17075                        14532
12/05                                                   19371                        17179                        14537
                                                        19600                        17847                        14922
                                                        19795                        17956                        14962
                                                        19932                        18199                        15149
                                                        20437                        18661                        15352
                                                        20089                        18190                        14910
                                                        20098                        18306                        14930
                                                        20346                        18751                        15022
                                                        20707                        19065                        15380
                                                        21199                        19445                        15776
                                                        21721                        20082                        16290
                                                        21869                        20540                        16600
12/06                                                   22483                        21001                        16833
                                                        22880                        21270                        17087
                                                        22413                        20938                        16753
                                                        22711                        21262                        16941
                                                        23692                        22048                        17691
                                                        24377                        22843                        18308
                                                        23892                        22309                        18004
                                                        22812                        21277                        17446
                                                        23168                        21516                        17707
                                                        23503                        22255                        18370
                                                        23622                        22257                        18662
                                                        22894                        21169                        17881
12/07                                                   22057                        20965                        17757

                           A SHARES           B SHARES           C SHARES       R SHARES    I SHARES
                            since              since              since           since       since
                           10/07/68           10/19/92           10/26/93       10/01/02    10/29/04
-----------------------------------------------------------------------------------------------------
                                 W/MAX              W/MAX              W/MAX
                         W/O     5.75%      W/O     5.00%      W/O     1.00%       W/O         W/O
AVERAGE ANNUAL          SALES    SALES     SALES    SALES     SALES    SALES      SALES       SALES
TOTAL RETURNS          CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE    CHARGES     CHARGES

Since Inception        11.85%    11.68%   11.57%    11.57%   11.32%    11.32%    13.62%       8.05%

10-year                 8.88      8.23     8.21      8.21     8.05      8.05        --          --

5-year                 12.81     11.49    11.99     11.80    11.96     11.96     12.52          --

1-year                 -1.89     -7.51    -2.46     -7.00    -2.63     -3.54     -2.09       -1.59
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A Shares 10 years after purchase. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Standard & Poor's 500(R) Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Despite the strong performance of the broad stock market in the first half of the year, rising uncertainties about economic conditions dampened performance in the second half of the year. Investors worried about how well the U.S. economy would weather ever-higher oil prices, a weakening housing market and slackening consumer spending, as well as the effects of an economic slowdown on corporate profitability. In this period, stocks experienced several periods of significant volatility, such as in July and October-November, wherein investors briefly rotated away from cyclical areas of the market (those with greater economic sensitivity such as materials and energy) that have driven performance for the past several years. During these periods of volatility, however, the Fund's portfolio of undervalued stocks performed relatively well, as we would expect the portfolio to do in this type of environment. Because of our emphasis on stocks with reasonable valuations relative to our assessment of fair value, the Fund had no exposure to the richly valued cyclical stocks, which therefore minimized some of the damage to the Fund caused by these sharp downdrafts.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Comstock Fund underperformed the Russell 1000(R) Value Index and the Standard & Poor's 500(R) Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------
                                                                           STANDARD &
                                                        RUSSELL 1000(R)   POOR'S 500(R)
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I     VALUE INDEX         INDEX

      -1.89%    -2.46%    -2.63%    -2.09%    -1.59%       -0.17%            5.49%
---------------------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractor from performance relative to the Russell 1000(R) Value Index was the Fund's lack of exposure to the energy sector. Energy was the best performing sector in the Russell 1000(R) Value Index for the period. However, we believed energy stock valuations were too expensive for investment in the Fund, based on our strict risk-reward criteria. Other notable detractors from performance relative to the Russell 1000(R) Value Index were the utilities and industrials sectors. The Fund had minimal exposure to utilities stocks, as we believed their valuations were too expensive, and the sector performed well owing to high energy prices. The Fund also had minimal exposure to the industrials sector on a valuation basis, which detracted from relative results because the sector performed well amid the strong global economic backdrop of the past several years.

Conversely, the Fund's largest positive contribution came from our stock selection and the resulting underweight allocation in the financials sector. Within the sector, the Fund owned holdings in banks, brokerages, insurers, and government-sponsored enterprises. Strong stock selection and a resulting overweight position in the consumer staples sector also bolstered the Fund's relative performance for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 12/31/07
International Paper Co.                                           3.8%
Verizon Communications, Inc.                                      3.3
Bank of America Corp.                                             3.2
Viacom, Inc., Class B                                             3.2
Bristol-Myers Squibb Co.                                          2.9
Wal-Mart Stores, Inc.                                             2.9
Wachovia Corp.                                                    2.6
Citigroup, Inc.                                                   2.6
Coca-Cola Co.                                                     2.5
Wyeth                                                             2.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
Pharmaceuticals                                                  14.1%
Other Diversified Financial Services                              7.3
Packaged Foods & Meats                                            7.2
Movies & Entertainment                                            6.7
Diversified Banks                                                 5.0
Integrated Telecommunication Services                             4.8
Property & Casualty Insurance                                     4.0
Paper Products                                                    3.8
Broadcasting & Cable TV                                           3.5
Hypermarkets & Super Centers                                      2.9
Computer Hardware                                                 2.7
Soft Drinks                                                       2.5
Household Products                                                2.5
Diversified Chemicals                                             2.4
Drug Retail                                                       2.0
Life & Health Insurance                                           2.0
Multi-Line Insurance                                              1.8
Asset Management & Custody Banks                                  1.8
Tobacco                                                           1.8
Investment Banking & Brokerage                                    1.5
Health Care Distributors                                          1.4
Industrial Conglomerates                                          1.3
Thrifts & Mortgage Finance                                        1.2
Semiconductors                                                    1.0
Regional Banks                                                    0.9
Specialty Chemicals                                               0.9
Catalog Retail                                                    0.8
Data Processing & Outsourced Services                             0.8
Brewers                                                           0.8
Aluminum                                                          0.8
Systems Software                                                  0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
                                       (continued from previous page)
Managed Health Care                                               0.8
Airlines                                                          0.6
Home Improvement Retail                                           0.6
Health Care Equipment                                             0.6
Semiconductor Equipment                                           0.3
Communications Equipment                                          0.3
Electronic Manufacturing Services                                 0.3
Gold                                                              0.2
Electronic Equipment Manufacturers                                0.1
                                                                -----
Total Long-Term Investments                                      94.8
Total Repurchase Agreements                                       5.5
                                                                -----
Total Investments                                               100.3
Liabilities in Excess of Other Assets                            (0.3)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/07          12/31/07       7/1/07-12/31/07
Class A
  Actual.....................................    $1,000.00        $  923.20           $3.78
  Hypothetical...............................     1,000.00         1,021.27            3.97
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           921.30            6.20
  Hypothetical...............................     1,000.00         1,018.75            6.51
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           919.71            7.40
  Hypothetical...............................     1,000.00         1,017.49            7.78
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00           922.53            4.99
  Hypothetical...............................     1,000.00         1,020.01            5.24
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           924.85            2.57
  Hypothetical...............................     1,000.00         1,022.53            2.70
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of .78%, 1.28%, 1.53%, 1.03% and 0.53% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Class B expense ratio reflects 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  94.8%
AIRLINES  0.6%
Southwest Airlines Co. .....................................    9,271,300   $   113,109,860
                                                                            ---------------

ALUMINUM  0.8%
Alcoa, Inc. ................................................    3,736,600       136,572,730
                                                                            ---------------

ASSET MANAGEMENT & CUSTODY BANKS  1.8%
Bank of New York Mellon Corp. ..............................    6,408,228       312,465,197
                                                                            ---------------

BREWERS  0.8%
Anheuser-Busch Cos., Inc. ..................................    2,723,500       142,547,990
                                                                            ---------------

BROADCASTING & CABLE TV  3.5%
Comcast Corp., Class A (a) .................................   23,070,950       421,275,547
Liberty Media Corp.--Capital, Ser A (a) ....................    1,565,435       182,357,523
                                                                            ---------------
                                                                                603,633,070
                                                                            ---------------

CATALOG RETAIL  0.8%
Liberty Media Corp.--Interactive, Ser A (a) ................    7,758,475       148,031,703
                                                                            ---------------

COMMUNICATIONS EQUIPMENT  0.3%
Alcatel-Lucent--ADR (France) ...............................    1,201,800         8,797,176
Ericsson, Class B--ADR (Sweden) ............................    1,847,428        43,137,444
                                                                            ---------------
                                                                                 51,934,620
                                                                            ---------------
COMPUTER HARDWARE  2.7%
Dell, Inc. (a) .............................................    6,871,000       168,408,210
Hewlett-Packard Co. ........................................    2,139,100       107,981,768
IBM Corp. ..................................................    1,760,400       190,299,240
                                                                            ---------------
                                                                                466,689,218
                                                                            ---------------
DATA PROCESSING & OUTSOURCED SERVICES  0.8%
Computer Sciences Corp. (a) ................................    1,146,200        56,702,514
Western Union Co. ..........................................    3,588,500        87,128,780
                                                                            ---------------
                                                                                143,831,294
                                                                            ---------------
DIVERSIFIED BANKS  5.0%
Barclays PLC--ADR (United Kingdom)..........................      667,700        26,955,049
U.S. Bancorp ...............................................    3,439,200       109,160,208
Wachovia Corp. .............................................   11,824,700       449,693,341
Wells Fargo & Co. ..........................................    9,540,900       288,039,771
                                                                            ---------------
                                                                                873,848,369
                                                                            ---------------
DIVERSIFIED CHEMICALS  2.4%
Du Pont (E.I.) de Nemours & Co. ............................    9,615,200       423,934,168
                                                                            ---------------

DRUG RETAIL  2.0%
CVS Caremark Corp. .........................................    8,820,400       350,610,900
                                                                            ---------------

 10                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. ...............................................    1,275,787   $    25,707,108
                                                                            ---------------

ELECTRONIC MANUFACTURING SERVICES  0.3%
Flextronics International Ltd. (Singapore) (a) .............    3,054,217        36,833,857
Kemet Corp. (a) ............................................    1,059,780         7,026,341
                                                                            ---------------
                                                                                 43,860,198
                                                                            ---------------
GOLD  0.2%
Newmont Mining Corp. .......................................      603,337        29,460,946
                                                                            ---------------

HEALTH CARE DISTRIBUTORS  1.4%
Cardinal Health, Inc. ......................................    4,259,600       245,991,900
                                                                            ---------------

HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a) ................................    8,932,400       103,883,812
                                                                            ---------------

HOME IMPROVEMENT RETAIL  0.6%
Home Depot, Inc. ...........................................    1,993,600        53,707,584
Lowe's Cos., Inc. ..........................................    2,565,800        58,038,396
                                                                            ---------------
                                                                                111,745,980
                                                                            ---------------
HOUSEHOLD PRODUCTS  2.5%
Kimberly-Clark Corp. .......................................    3,744,900       259,671,366
Procter & Gamble Co. .......................................    2,375,000       174,372,500
                                                                            ---------------
                                                                                434,043,866
                                                                            ---------------
HYPERMARKETS & SUPER CENTERS  2.9%
Wal-Mart Stores, Inc. ......................................   10,544,000       501,156,320
                                                                            ---------------

INDUSTRIAL CONGLOMERATES  1.3%
General Electric Co. .......................................    6,259,300       232,032,251
                                                                            ---------------

INTEGRATED TELECOMMUNICATION SERVICES  4.8%
AT&T, Inc. .................................................    6,356,000       264,155,360
Verizon Communications, Inc. ...............................   13,069,400       571,002,086
                                                                            ---------------
                                                                                835,157,446
                                                                            ---------------
INVESTMENT BANKING & BROKERAGE  1.5%
Bear Stearns Cos., Inc. ....................................      931,100        82,169,575
Merrill Lynch & Co., Inc. ..................................    3,365,300       180,649,304
                                                                            ---------------
                                                                                262,818,879
                                                                            ---------------
LIFE & HEALTH INSURANCE  2.0%
AFLAC, Inc. ................................................    1,380,600        86,466,978
MetLife, Inc. ..............................................    2,466,700       151,998,054
Torchmark Corp. ............................................    1,791,847       108,460,499
                                                                            ---------------
                                                                                346,925,531
                                                                            ---------------
MANAGED HEALTH CARE  0.8%
UnitedHealth Group, Inc. ...................................    1,230,600        71,620,920
WellPoint, Inc. (a) ........................................      686,800        60,252,964
                                                                            ---------------
                                                                                131,873,884
                                                                            ---------------

See Notes to Financial Statements                                             11

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT  6.7%
News Corp., Class B ........................................    8,140,900   $   172,994,125
Time Warner, Inc. ..........................................   26,271,700       433,745,767
Viacom, Inc., Class B (a) ..................................   12,788,850       561,686,292
                                                                            ---------------
                                                                              1,168,426,184
                                                                            ---------------
MULTI-LINE INSURANCE  1.8%
American International Group, Inc. .........................    3,031,400       176,730,620
Genworth Financial, Inc., Class A ..........................    2,457,800        62,551,010
Hartford Financial Services Group, Inc. ....................      857,500        74,765,425
                                                                            ---------------
                                                                                314,047,055
                                                                            ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  7.3%
Bank of America Corp. ......................................   13,759,600       567,721,096
Citigroup, Inc. ............................................   15,155,300       446,172,032
JPMorgan Chase & Co. .......................................    6,076,800       265,252,320
                                                                            ---------------
                                                                              1,279,145,448
                                                                            ---------------
PACKAGED FOODS & MEATS  7.2%
Cadbury Schweppes PLC--ADR (United Kingdom) ................    8,526,100       420,933,557
Kraft Foods, Inc., Class A .................................   10,786,543       351,964,898
Sara Lee Corp. .............................................    3,525,700        56,622,742
Unilever N.V. (Netherlands) ................................   11,915,300       434,431,838
                                                                            ---------------
                                                                              1,263,953,035
                                                                            ---------------
PAPER PRODUCTS  3.8%
International Paper Co. ....................................   20,735,213       671,406,197
                                                                            ---------------

PHARMACEUTICALS  14.1%
Abbott Laboratories ........................................    5,043,800       283,209,370
Bristol-Myers Squibb Co. ...................................   19,068,600       505,699,272
Eli Lilly & Co. ............................................    5,983,200       319,443,048
GlaxoSmithKline PLC--ADR (United Kingdom) ..................    3,288,800       165,722,632
Pfizer, Inc. ...............................................   12,865,100       292,423,723
Roche Holdings AG--ADR (Switzerland) .......................      911,608        78,748,619
Schering-Plough Corp. ......................................   14,218,000       378,767,520
Wyeth ......................................................    9,964,900       440,348,931
                                                                            ---------------
                                                                              2,464,363,115
                                                                            ---------------
PROPERTY & CASUALTY INSURANCE  4.0%
Berkshire Hathaway, Inc., Class A (a) ......................          705        99,828,000
Berkshire Hathaway, Inc., Class B (a) ......................        1,100         5,209,600
Chubb Corp. ................................................    7,885,940       430,414,605
MBIA, Inc. .................................................    1,143,200        21,297,816
Travelers Cos., Inc. .......................................    2,532,400       136,243,120
                                                                            ---------------
                                                                                692,993,141
                                                                            ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
REGIONAL BANKS  0.9%
PNC Financial Services Group, Inc. .........................    2,516,100   $   165,181,965
                                                                            ---------------

SEMICONDUCTOR EQUIPMENT  0.3%
KLA-Tencor Corp. ...........................................    1,145,000        55,143,200
                                                                            ---------------

SEMICONDUCTORS  1.0%
Intel Corp. ................................................    4,177,892       111,382,601
Texas Instruments, Inc. ....................................    1,802,600        60,206,840
                                                                            ---------------
                                                                                171,589,441
                                                                            ---------------

SOFT DRINKS  2.5%
Coca-Cola Co. ..............................................    7,236,300       444,091,731
                                                                            ---------------

SPECIALTY CHEMICALS  0.9%
Rohm & Haas Co. ............................................    2,988,800       158,615,616
                                                                            ---------------

SYSTEMS SOFTWARE  0.8%
Microsoft Corp. ............................................    3,793,800       135,059,280
                                                                            ---------------

THRIFTS & MORTGAGE FINANCE  1.2%
Federal Home Loan Mortgage Corp. ...........................    4,604,200       156,865,094
Federal National Mortgage Association ......................    1,329,100        53,137,418
                                                                            ---------------
                                                                                210,002,512
                                                                            ---------------
TOBACCO  1.8%
Altria Group, Inc. .........................................    4,042,700       305,547,266
                                                                            ---------------

TOTAL LONG-TERM INVESTMENTS  94.8%
  (Cost $15,280,015,992).................................................    16,571,432,426
                                                                            ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN COMSTOCK FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

DESCRIPTION                                                                      VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  5.5%
Banc of America Securities ($270,268,686 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.50%, dated 12/31/07, to be sold on 01/02/08 at $270,336,253).........   $   270,268,686
Citigroup Global Markets, Inc. ($240,238,832 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.10%, dated 12/31/07, to be sold on 01/02/08 at $240,293,553).........       240,238,832
State Street Bank & Trust Co. ($449,071,482 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.90%, dated 12/31/07, to be sold on 01/02/08 at $449,168,781).........       449,071,482
                                                                            ---------------

TOTAL REPURCHASE AGREEMENTS  5.5%
  (Cost $959,579,000)....................................................       959,579,000
                                                                            ---------------

TOTAL INVESTMENTS  100.3%
  (Cost $16,239,594,992).................................................    17,531,011,426
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)............................       (50,802,878)
                                                                            ---------------

NET ASSETS  100.0%.......................................................   $17,480,208,548
                                                                            ===============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $16,239,594,992)....................  $17,531,011,426
Cash........................................................               45
Receivables:
  Fund Shares Sold..........................................       26,167,515
  Dividends.................................................       19,810,181
  Interest..................................................          109,794
Other.......................................................          857,244
                                                              ---------------
    Total Assets............................................   17,577,956,205
                                                              ---------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       71,099,923
  Investments Purchased.....................................       10,090,735
  Distributor and Affiliates................................        7,849,653
  Investment Advisory Fee...................................        5,607,164
Trustees' Deferred Compensation and Retirement Plans........          960,511
Accrued Expenses............................................        2,139,671
                                                              ---------------
    Total Liabilities.......................................       97,747,657
                                                              ---------------
NET ASSETS..................................................  $17,480,208,548
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $16,087,310,351
Net Unrealized Appreciation.................................    1,291,416,434
Accumulated Net Realized Gain...............................      102,440,686
Accumulated Undistributed Net Investment Income.............         (958,923)
                                                              ---------------
NET ASSETS..................................................  $17,480,208,548
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $12,091,921,429 and 691,621,922 shares of
    beneficial interest issued and outstanding).............  $         17.48
    Maximum sales charge (5.75%* of offering price).........             1.07
                                                              ---------------
    Maximum offering price to public........................  $         18.55
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,991,608,832 and 113,900,330 shares of
    beneficial interest issued and outstanding).............  $         17.49
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,243,096,670 and 71,055,149 shares of
    beneficial interest issued and outstanding).............  $         17.49
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $296,166,967 and 16,936,071 shares of
    beneficial interest issued and outstanding).............  $         17.49
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,857,414,650 and 106,264,947 shares of
    beneficial interest issued and outstanding).............  $         17.48
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $4,592,825)...............................................  $   449,744,367
Interest....................................................       61,672,912
                                                              ---------------
    Total Income............................................      511,417,279
                                                              ---------------
EXPENSES:
Investment Advisory Fee.....................................       71,935,449
Distribution (12b-1) and Service Fees
  Class A...................................................       33,983,472
  Class B...................................................       20,798,075
  Class C...................................................       14,459,628
  Class R...................................................        1,564,126
Transfer Agent Fees.........................................       26,034,055
Accounting and Administrative Expenses......................        2,244,652
Reports to Shareholders.....................................        1,828,636
Custody.....................................................          611,098
Professional Fees...........................................          444,680
Registration Fees...........................................          388,691
Trustee's Fees and Related Expenses.........................          378,350
Other.......................................................          458,749
                                                              ---------------
    Total Expenses..........................................      175,129,661
    Less Credits Earned on Cash Balances....................          341,838
                                                              ---------------
    Net Expenses............................................      174,787,823
                                                              ---------------
NET INVESTMENT INCOME.......................................  $   336,629,456
                                                              ===============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 1,067,189,819
                                                              ---------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    3,005,882,463
  End of the Period.........................................    1,291,416,434
                                                              ---------------
Net Unrealized Depreciation During the Period...............   (1,714,466,029)
                                                              ---------------
NET REALIZED AND UNREALIZED LOSS............................  $  (647,276,210)
                                                              ===============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $  (310,646,754)
                                                              ===============

 16                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2007    DECEMBER 31, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   336,629,456      $   327,167,698
Net Realized Gain....................................     1,067,189,819          632,252,473
Net Unrealized Appreciation/Depreciation During the
  Period.............................................    (1,714,466,029)       1,808,474,948
                                                        ---------------      ---------------
Change in Net Assets from Operations.................      (310,646,754)       2,767,895,119
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (252,073,477)        (256,891,668)
  Class B Shares.....................................       (28,567,216)         (31,812,126)
  Class C Shares.....................................       (16,006,627)         (18,458,364)
  Class R Shares.....................................        (5,084,837)          (4,235,514)
  Class I Shares.....................................       (40,729,647)         (35,410,640)
                                                        ---------------      ---------------
                                                           (342,461,804)        (346,808,312)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares.....................................      (721,759,183)        (655,545,756)
  Class B Shares.....................................      (120,504,311)        (128,675,866)
  Class C Shares.....................................       (74,890,550)         (74,633,264)
  Class R Shares.....................................       (17,427,403)         (12,340,704)
  Class I Shares.....................................      (107,950,318)         (80,184,149)
                                                        ---------------      ---------------
                                                         (1,042,531,765)        (951,379,739)
                                                        ---------------      ---------------
Total Distributions..................................    (1,384,993,569)      (1,298,188,051)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................    (1,695,640,323)       1,469,707,068
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................     3,134,353,598        3,898,162,060
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................     1,250,277,892        1,173,872,250
Cost of Shares Repurchased...........................    (5,041,485,210)      (4,302,728,507)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (656,853,720)         769,305,803
                                                        ---------------      ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS................    (2,352,494,043)       2,239,012,871
NET ASSETS:
Beginning of the Period..............................    19,832,702,591       17,593,689,720
                                                        ---------------      ---------------
End of the Period (Including accumulated
  undistributed net investment income of $(958,923)
  and $(712,256), respectively)......................   $17,480,208,548      $19,832,702,591
                                                        ===============      ===============

See Notes to Financial Statements                                             17

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                  --------------------------------------------------------------------
                                  2007           2006           2005           2004           2003
                                --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................  $   19.26      $   17.81      $   18.51      $   15.95      $  12.34
                                ---------      ---------      ---------      ---------      --------
  Net Investment Income.......       0.36(a)        0.35(a)        0.32(a)        0.24          0.19
  Net Realized and Unrealized
    Gain/Loss.................      (0.69)          2.43           0.46           2.54          3.60
                                ---------      ---------      ---------      ---------      --------
Total from Investment
  Operations..................      (0.33)          2.78           0.78           2.78          3.79
                                ---------      ---------      ---------      ---------      --------
Less:
  Distributions from Net
    Investment Income.........       0.37           0.38           0.32           0.22          0.18
  Distributions from Net
    Realized Gain.............       1.08           0.95           1.16            -0-           -0-
                                ---------      ---------      ---------      ---------      --------
Total Distributions...........       1.45           1.33           1.48           0.22          0.18
                                ---------      ---------      ---------      ---------      --------
NET ASSET VALUE, END OF THE
  PERIOD......................  $   17.48      $   19.26      $   17.81      $   18.51      $  15.95
                                =========      =========      =========      =========      ========

Total Return (b)..............     -1.89%         16.06%          4.19%         17.57%        30.98%
Net Assets at End of the
  Period (In millions)........  $12,091.9      $13,686.1      $12,041.1      $10,583.9      $6,748.6
Ratio of Expenses to Average
  Net Assets..................      0.78%          0.80%          0.80%          0.84%         0.90%
Ratio of Net Investment Income
  to Average Net Assets.......      1.82%          1.92%          1.77%          1.47%         1.40%
Portfolio Turnover............        22%            26%            30%            34%           40%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS B SHARES                      ----------------------------------------------------------------
                                      2007          2006          2005          2004          2003
                                    ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $  19.26      $  17.81      $  18.52      $  15.95      $  12.35
                                    --------      --------      --------      --------      --------
  Net Investment Income...........      0.23(a)       0.21(a)       0.18(a)       0.11          0.08
  Net Realized and Unrealized
    Gain/Loss.....................     (0.68)         2.43          0.46          2.55          3.60
                                    --------      --------      --------      --------      --------
Total from Investment
  Operations......................     (0.45)         2.64          0.64          2.66          3.68
                                    --------      --------      --------      --------      --------
Less:
  Distributions from Net
    Investment Income.............      0.24          0.24          0.19          0.09          0.08
  Distributions from Net Realized
    Gain..........................      1.08          0.95          1.16           -0-           -0-
                                    --------      --------      --------      --------      --------
Total Distributions...............      1.32          1.19          1.35          0.09          0.08
                                    --------      --------      --------      --------      --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $  17.49      $  19.26      $  17.81      $  18.52      $  15.95
                                    ========      ========      ========      ========      ========

Total Return (b)..................    -2.46%(c)     15.21%         3.37%        16.76%        29.90%
Net Assets at End of the Period
  (In millions)...................  $1,991.6      $2,518.3      $2,581.5      $2,577.7      $2,047.7
Ratio of Expenses to Average Net
  Assets..........................     1.41%(c)      1.55%         1.56%         1.59%         1.66%
Ratio of Net Investment Income to
  Average Net Assets..............     1.19%(c)      1.17%         1.01%         0.70%         0.64%
Portfolio Turnover................       22%           26%           30%           34%           40%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements                                             19

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                       --------------------------------------------------------------
                                       2007          2006          2005          2004         2003
                                     --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $  19.27      $  17.82      $  18.53      $  15.96      $12.35
                                     --------      --------      --------      --------      ------
  Net Investment Income............      0.21(a)       0.21(a)       0.18(a)       0.11        0.08
  Net Realized and Unrealized
    Gain/Loss......................     (0.69)         2.43          0.46          2.55        3.61
                                     --------      --------      --------      --------      ------
Total from Investment Operations...     (0.48)         2.64          0.64          2.66        3.69
                                     --------      --------      --------      --------      ------
Less:
  Distributions from Net Investment
    Income.........................      0.22          0.24          0.19          0.09        0.08
  Distributions from Net Realized
    Gain...........................      1.08          0.95          1.16           -0-         -0-
                                     --------      --------      --------      --------      ------
Total Distributions................      1.30          1.19          1.35          0.09        0.08
                                     --------      --------      --------      --------      ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $  17.49      $  19.27      $  17.82      $  18.53      $15.96
                                     ========      ========      ========      ========      ======

Total Return (b)...................    -2.63%        15.20%         3.37%        16.75%      29.98%
Net Assets at End of the Period (In
  millions)........................  $1,243.1      $1,495.8      $1,453.0      $1,210.7      $851.9
Ratio of Expenses to Average Net
  Assets...........................     1.53%         1.55%         1.56%         1.59%       1.66%
Ratio of Net Investment Income to
  Average Net Assets...............     1.07%         1.17%         1.01%         0.70%       0.64%
Portfolio Turnover.................       22%           26%           30%           34%         40%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS R SHARES                            ------------------------------------------------------
                                           2007        2006        2005        2004        2003
                                          ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $19.26      $17.81      $18.52      $15.95      $12.35
                                          ------      ------      ------      ------      ------
  Net Investment Income.................    0.31(a)     0.30(a)     0.28(a)     0.19        0.15
  Net Realized and Unrealized
    Gain/Loss...........................   (0.68)       2.43        0.45        2.56        3.60
                                          ------      ------      ------      ------      ------
Total from Investment Operations........   (0.37)       2.73        0.73        2.75        3.75
                                          ------      ------      ------      ------      ------
Less:
  Distributions from Net Investment
    Income..............................    0.32        0.33        0.28        0.18        0.15
  Distributions from Net Realized
    Gain................................    1.08        0.95        1.16         -0-         -0-
                                          ------      ------      ------      ------      ------
Total Distributions.....................    1.40        1.28        1.44        0.18        0.15
                                          ------      ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD......  $17.49      $19.26      $17.81      $18.52      $15.95
                                          ======      ======      ======      ======      ======

Total Return (b)........................  -2.09%      15.78%       3.88%      17.34%      30.55%
Net Assets at End of the Period (In
  millions).............................  $296.2      $274.3      $213.9      $111.4      $ 26.4
Ratio of Expenses to Average Net
  Assets................................   1.03%       1.05%       1.06%       1.09%       1.20%
Ratio of Net Investment Income to
  Average Net Assets....................   1.56%       1.67%       1.51%       1.28%       1.23%
Portfolio Turnover......................     22%         26%         30%         34%         40%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN COMSTOCK FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  OCTOBER 29, 2004
                                              YEAR ENDED DECEMBER 31,             (COMMENCEMENT OF
CLASS I SHARES                          ------------------------------------       OPERATIONS) TO
                                          2007          2006          2005        DECEMBER 31, 2004
                                        -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................  $  19.25      $  17.80      $  18.51           $17.73
                                        --------      --------      --------           ------
  Net Investment Income...............      0.40(a)       0.40(a)       0.35(a)          0.06
  Net Realized and Unrealized
    Gain/Loss.........................     (0.68)         2.43          0.47             0.79
                                        --------      --------      --------           ------
Total from Investment Operations......     (0.28)         2.83          0.82             0.85
                                        --------      --------      --------           ------
Less:
  Distributions from Net Investment
    Income............................      0.41          0.43          0.37             0.07
  Distributions from Net Realized
    Gain..............................      1.08          0.95          1.16              -0-
                                        --------      --------      --------           ------
Total Distributions...................      1.49          1.38          1.53             0.07
                                        --------      --------      --------           ------
NET ASSET VALUE, END OF THE PERIOD....  $  17.48      $  19.25      $  17.80           $18.51
                                        ========      ========      ========           ======

Total Return (b)......................    -1.59%        16.36%         4.39%            8.38%*
Net Assets at End of the Period (In
  millions)...........................  $1,857.4      $1,858.2      $1,304.1           $  3.5
Ratio of Expenses to Average Net
  Assets..............................     0.53%         0.55%         0.56%            0.61%
Ratio of Net Investment Income to
  Average Net Assets..................     2.07%         2.16%         1.99%            1.70%
Portfolio Turnover....................       22%           26%           30%              34%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 22                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Comstock Fund (the "Fund") is organized as a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund commenced investment operations on October 7, 1968. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income net of applicable withholding taxes is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares,

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $6,363,601. At December 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $679,152 which will expire on December 31, 2010. Due to a merger with another regulated investment company, a portion of the capital loss carry forward referred to above may be limited under Internal Revenue Code Section 382.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $16,282,258,065
                                                              ===============
Gross tax unrealized appreciation...........................  $ 2,345,044,608
Gross tax unrealized depreciation...........................   (1,096,291,247)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $ 1,248,753,361
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                2007              2006
Distributions paid from:
  Ordinary income........................................  $  417,645,863    $  409,840,465
  Long-term capital gain.................................     967,347,706       888,347,586
                                                           --------------    --------------
                                                           $1,384,993,569    $1,298,188,051
                                                           ==============    ==============

    Permanent differences, primarily due to distribution reclassifications, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED GAIN    CAPITAL
       $5,585,681            $(5,585,681)      $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $ 10,908,912
Undistributed long-term capital gain........................   134,873,999

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $341,838 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

    Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $409,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

ended December 31, 2007, the Fund recognized expenses of approximately $819,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $23,507,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $673,769 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $229,644.

    For the year ended December 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $3,602,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $2,241,000. Sales charges do not represent expenses of the Fund.

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                         FOR THE                            FOR THE
                                       YEAR ENDED                         YEAR ENDED
                                    DECEMBER 31, 2007                  DECEMBER 31, 2006
                             -------------------------------    -------------------------------
                                SHARES            VALUE            SHARES            VALUE
Sales:
  Class A..................   111,465,495    $ 2,175,702,297     143,341,142    $ 2,617,074,644
  Class B..................     6,685,714        130,481,639       9,146,964        166,936,438
  Class C..................     7,067,828        137,432,298      10,587,068        193,201,650
  Class R..................     8,034,845        156,504,313       6,397,212        117,031,943
  Class I..................    27,493,128        534,233,051      44,747,289        803,917,385
                             ------------    ---------------    ------------    ---------------
Total Sales................   160,747,009    $ 3,134,353,598     214,219,675    $ 3,898,162,060
                             ============    ===============    ============    ===============
Dividend Reinvestment:
  Class A..................    48,761,711    $   891,360,351      45,085,808    $   829,615,447
  Class B..................     7,686,719        139,901,206       8,086,021        148,782,341
  Class C..................     4,033,792         73,481,198       4,022,874         74,114,574
  Class R..................     1,163,044         21,224,359         841,753         15,524,930
  Class I..................     6,799,321        124,310,778       5,747,876        105,834,958
                             ------------    ---------------    ------------    ---------------
Total Dividend
  Reinvestment.............    68,444,587    $ 1,250,277,892      63,784,332    $ 1,173,872,250
                             ============    ===============    ============    ===============
Repurchases:
  Class A..................  (179,356,813)   $(3,483,313,088)   (153,930,787)   $(2,808,683,753)
  Class B..................   (31,251,931)      (609,780,417)    (31,407,707)      (572,623,292)
  Class C..................   (17,671,684)      (344,098,763)    (18,520,469)      (337,676,365)
  Class R..................    (6,501,382)      (126,783,280)     (5,008,342)       (91,278,253)
  Class I..................   (24,541,546)      (477,509,662)    (27,233,759)      (492,466,844)
                             ------------    ---------------    ------------    ---------------
Total Repurchases..........  (259,323,356)   $(5,041,485,210)   (236,101,064)   $(4,302,728,507)
                             ============    ===============    ============    ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended December 31, 2007, the Fund received redemption fees of approximately $38,600 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $4,080,204,264 and $5,152,962,034, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares,

VAN KAMPEN COMSTOCK FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $655,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN COMSTOCK FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Comstock Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Comstock Fund (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Comstock Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN COMSTOCK FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with the respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. The Fund designated and paid $967,347,706 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $417,645,863 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30

VAN KAMPEN COMSTOCK FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

VAN KAMPEN COMSTOCK FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN COMSTOCK FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

VAN KAMPEN COMSTOCK FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN COMSTOCK FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN COMSTOCK FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN COMSTOCK FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN COMSTOCK FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Comstock Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        13, 113, 213, 613, 313
                                                                   COMANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00661P-Y12/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $33,600          N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  731,800(2)
   TAX FEES.............   $ 2,575(3)       $   59,185(4)
   ALL OTHER FEES.......   $     0          $  211,105(5)
TOTAL NON-AUDIT FEES....   $ 2,575          $1,002,090
TOTAL...................   $36,175          $1,002,090

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $32,600          N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  756,000(2)
   TAX FEES.............   $ 2,300(3)       $   79,422(4)
   ALL OTHER FEES.......   $     0          $  203,498(5)
TOTAL NON-AUDIT FEES....   $ 2,300          $1,038,920
TOTAL...................   $34,900          $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Comstock Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008